Lincoln Variable Insurance Products Trust Radnor Financial Center 150 N. Radnor Chester Road Radnor, Pennsylvania 19087

Phone:     260-455-6918

e-Mail:     Colleen.Tonn@LFG.com

VIA EDGAR

October 5, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Lincoln Variable Insurance Products Trust (“Trust”)

  Funds:  LVIP Clarion Global Real Estate Fund Fund (the “Fund”)

  File Nos.:  033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement dated September 14, 2012 to the prospectus for the Fund, dated April 30, 2012. The purpose of this filing is to submit the 497(e) filing, dated October 5, 2012, in XBRL format for the Funds.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Colleen E. Tonn

Colleen E. Tonn

Senior Counsel

cc:	Jill R. Whitelaw, Chief Counsel

Lisa L.B. Matson, Senior Counsel